Acquisitions and divestitures - Ningbo Zhoushan Port (Details) - Ningbo Zhoushan Port $ in Millions	1 Months Ended
Oct. 31, 2020 USD ($)
Disclosure of joint ventures [line items]
Ownership interest in joint venture (as a percent)	50.00%
Term of joint venture	3 years
Minimum
Disclosure of joint ventures [line items]
Capital contribution	$ 110
Maximum
Disclosure of joint ventures [line items]
Capital contribution	$ 160